FEDERATED HERMES EQUITY FUNDS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 29, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES EQUITY FUNDS (the “Trust”)

Federated Kaufmann Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

Federated Kaufmann Large Cap Fund

Class A Shares

Class C Shares

Class R Shares

Class R6 Shares

Institutional Shares

Federated Kaufmann Small Cap Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Class R6 Shares

Institutional Shares

Federated MDT Mid Cap Growth Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Strategic Value Dividend Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

(collectively, the “Funds”)

1933 Act File No. 2-91090 1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2021, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 221 on December 28, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary